FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Restricted time deposits-current portion	$ 281,866	¥ 1,962,293	¥ 344,212
Restricted Cash Equivalents, Noncurrent	$ 625	4,350
Liabilities
Guarantee derivative Liabilities			52,434
Fair Value | Recurring basis
Assets
Restricted time deposits-current portion		1,962,293	344,212
Restricted Cash Equivalents, Noncurrent		4,350
Guarantee derivative assets		280,998
Total assets		2,247,641	344,212
Liabilities
Guarantee derivative Liabilities			52,434
Total liabilities			52,434
Fair Value | Level 2 Inputs | Recurring basis
Assets
Restricted time deposits-current portion		1,962,293	344,212
Restricted Cash Equivalents, Noncurrent		4,350
Total assets		1,966,643	344,212
Fair Value | Level 3 Inputs | Recurring basis
Assets
Guarantee derivative assets		280,998
Total assets		¥ 280,998
Liabilities
Guarantee derivative Liabilities			52,434
Total liabilities			¥ 52,434